ADDITIONAL INFORMATION ON CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	R$ 22,495,331	R$ 21,212,369
Cash flows from financing activities, Additions	30,025	4,500,000
Cash flows from financing activities, Write-offs (payments)	(8,392,269)	(12,806,525)
Cash flows from operating activities, Write-offs (payments)	(2,061,717)	(1,531,511)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	2,158,380	2,063,080
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	3,845,882	3,162,118
Financing activities not involving cash and cash equivalents, Business combination	25,815	1,264,835
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	2,893,079	4,630,965
Balance at end of the year	20,994,526	22,495,331
Interim dividends and interest on equity
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	3,187,417	4,265,715
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(3,832,612)	(5,709,263)
Cash flows from operating activities, Write-offs (payments)	0	0
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	0	0
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	2,893,079	4,630,965
Balance at end of the year	2,247,884	3,187,417
Loan and financing
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	1,073,090	224,610
Cash flows from financing activities, Additions	30,025	1,000,000
Cash flows from financing activities, Write-offs (payments)	(1,056,060)	(224,606)
Cash flows from operating activities, Write-offs (payments)	(34,236)	(23,481)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	17,206	96,567
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	30,025	1,073,090
Lease liabilities [member]
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	12,032,603	11,230,099
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(2,754,909)	(2,940,222)
Cash flows from operating activities, Write-offs (payments)	(1,481,392)	(1,300,792)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	1,392,570	1,292,376
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	4,407,167	3,162,118
Financing activities not involving cash and cash equivalents, Business combination	0	589,024
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	13,596,039	12,032,603
Debentures
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	3,736,833	1,028,463
Cash flows from financing activities, Additions	0	3,500,000
Cash flows from financing activities, Write-offs (payments)	0	(1,000,000)
Cash flows from operating activities, Write-offs (payments)	(501,765)	(39,011)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	486,521	247,381
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	3,721,589	3,736,833
Liabilities for the acquisition of a company
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	615,299	0
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(24,038)	(100,000)
Cash flows from operating activities, Write-offs (payments)	(4,973)	0
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	38,070	39,488
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	(561,285)	0
Financing activities not involving cash and cash equivalents, Business combination	25,815	675,811
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	88,888	615,299
5G Licenses
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	1,843,971	4,450,806
Cash flows from financing activities, Additions	0	0
Cash flows from financing activities, Write-offs (payments)	(616,936)	(2,721,392)
Cash flows from operating activities, Write-offs (payments)	(31,912)	(168,227)
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	105,563	282,784
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	1,300,686	1,843,971
Derivatives [member]
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	6,118	12,676
Cash flows from financing activities, Additions		0
Cash flows from financing activities, Write-offs (payments)	(107,714)	(111,042)
Cash flows from operating activities, Write-offs (payments)	(7,439)	0
Financing activities not involving cash and cash equivalents, Financial charges, foreign exchange variation	118,450	104,484
Financing activities not involving cash and cash equivalents, Additions (Cancellations) of leases contracts and supplier financing	0	0
Financing activities not involving cash and cash equivalents, Business combination	0	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	0	0
Balance at end of the year	R$ 9,415	R$ 6,118